ASSET ACQUISITION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ASSET ACQUISITION

16. ASSET ACQUISITION

On December 5, 2023, the Company acquired certain assets of AirBox Technologies (“AirBox”), in an all-stock transaction. In addition to certain tangible assets, the acquisition includes AirBox’s patent portfolio, which Arrive believes will broaden the capabilities of its high-tech mailbox system designed for autonomous and conventional package delivery.

In addition to acquiring the above mentioned assets, AirBox’s CEO Brandon Pargoe joined the Arrive AI team as Vice President of Product Operations. In consideration for the asset purchase, the Company issued 94,573 shares (on a post-reverse split basis) at a price of $11.08 per share (as adjusted for the 1-for-4 reverse split), which was determined based on the average price per stock (as adjusted for the 1-for-4 reverse split) of $11.08 issued to investors for cash in 2023. The assets acquired for which the related purchase price was allocated were as follows:

Assets Acquired	Amount
Drone Hexacopter	$50,000
Patents	997,863
Total Purchase Price	$1,047,863

A drone Hexacopter was presented as part of the property and equipment. The patents were subsequently determined to be fully impaired at December 31, 2023. See detailed discussion in Note 2.